Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Investments [Line Items]
Revenue	$ 2,591	$ 1,617	$ 7,593	$ 21,438
Gross profit	95	472	744	2,849
Operating expenses:
Research and development	1,041	2,319	3,475	5,186
General and administrative	3,954	4,130	10,962	10,908
Sales and marketing	318	305	749	1,038
Foreign exchange (gain) loss	(240)	1,282	2,460	(4,145)
Depreciation and amortization	114	146	269	360
Operating expenses	5,187	8,182	17,915	13,347
Loss from operations	(5,092)	(7,710)	(17,171)	(10,498)
Interest income, net of bank charges	156	653	892	1,155
Loss before income taxes	(2,970)	(10,396)	(19,716)	(20,610)
Income tax (recovery) expense	20	14	356	148
Net loss from continuing operations	(2,990)	(10,410)	(20,072)	(20,758)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	28,247	19,328	77,567	48,147
Cost of revenue	24,558	20,364	68,488	50,594
Gross profit	3,689	(1,036)	9,079	(2,447)
Operating expenses:
Research and development	1,095	1,135	3,757	6,025
General and administrative	2,248	2,410	7,481	7,829
Sales and marketing	1,108	357	1,990	975
Foreign exchange (gain) loss	(1,051)	147	(1,500)	59
Depreciation and amortization	741	833	2,514	2,423
Operating expenses	4,141	4,882	14,242	17,311
Loss from operations	(452)	(5,918)	(5,163)	(19,758)
Interest income, net of bank charges	342	(71)	323	(39)
Loss before income taxes	(110)	(5,989)	(4,840)	(19,797)
Income tax (recovery) expense	191	45	359	(19)
Net loss from continuing operations	(301)	(6,034)	(5,199)	(19,778)
Cespira Joint Venture | Product revenue
Schedule of Investments [Line Items]
Revenue	20,683	11,184	54,820	29,634
Cespira Joint Venture | Aftermarket revenue
Schedule of Investments [Line Items]
Revenue	4,888	3,589	14,678	9,308
Cespira Joint Venture | Service revenue
Schedule of Investments [Line Items]
Revenue	$ 2,676	$ 4,555	$ 8,069	$ 9,205